UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

   02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:4/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

SEMI-ANNUAL REPORT

APRIL 30, 2008

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

June 2008

Dear Fellow Shareholders,

The Miller Convertible Fund began operations on December 27, 2007. Our strategy is intended to perform well over complete market cycles, through both bull and bear markets.   In pursuing our strategy, we expect to outperform the S&P 500 during bear markets but not during bull markets.  Conversely, we expect to outperform the Lehman Bond Index during bull equity markets but underperform this index during bear equity markets.  For the period since its inception to April 30, 2008 the Class A shares were up 0.50% and the Class I shares were up 0.70%.  During the same period the S&P 500 Index was down 7.48% and the Lehman Aggregate Bond Index was up 3.14%.

Although we are glad to report our positive performance during these extremely challenging economic and financial times, our strategy is intended to perform well over complete market cycles, through both bull and bear markets.  We believe there may be dangers associated with attempting to beat, or even keep up with, the markets, or some arbitrary index.

The strategy of the Miller Convertible Fund is to seek to minimize losses during bear markets while seeking upside equity participation during bull markets, through the use of convertible securities.  If investors can avoid following bear markets down, they needn’t chase returns during bull markets.  It is our belief that a fund that can avoid the severe negative results of a bear market can achieve returns that may be less than the traditional indexes in up markets, and in so doing, aspire to accomplish above market rate returns over complete market cycles.

From our long history of recommending convertible bonds, we know that a strategy of minimizing losses in the short run, while getting a certain amount of the upside potential, can often produce attractive positive returns over the long run.   In an article in The Active Manager, published in January 2006, and titled When Less Can Mean More, we wrote that if an investor only made about 50% of the upside of the S&P 500 Index on up days but on down market days, lost only 35% as much as the market lost, they would have earned a compounded return that more than doubled that of the S&P 500 Index.  The period tested was for the 10-year period ended November 30, 2005 which included both bull and bear markets.

So what does all of this have to do with the Miller Convertible Fund and our underlying strategy for the Fund?  Every decade since 1900 has had at least one bear market; many decades have had two or three bear markets.  It is frequently part of our strategy to capture less than the equity or bond markets when they go up but to lose less when they fall.  Our investing philosophy is that the best investing techniques are those focusing on complete investment market cycles.

So even though we are pleased with the short-term performance of the Fund, we do not believe in the concept of trying to beat or even keep up with the markets over the short-term.  As the article, When Less Can Mean More concludes, long-term returns may actually be improved by underperforming in bull markets, as long as one does the most to seek to preserve capital and limit losses in down markets.  We believe that investing a large portion of the fund in convertible bonds deploying an absolute return seeking strategy can best accomplish successful long-term returns with minimal volatility.

We sincerely appreciate the trust you have placed in us.  We remain faithfully committed to our investment philosophy of seeking absolute returns by investing in convertible securities.

Greg Miller CPA

Portfolio Manager

Performance Summary (as of 3/31/2008)
	1 Month	YTD	Since Inception 12/27/2007
Miller Convertible Fund CL A	-0.50%	0.00%	0.00%
Miller Convertible Fund CL I	-0.40%	0.20%	0.20%
Lehman Aggregate Bond Index*	0.30%	2.16%	3.37%
S&P 500 Index*	-0.60%	-9.92%	-11.68%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's total annual operating expenses for the Miller Convertible Fund are 1.75% for Class A and 1.50% for Class I. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-441-4434.

* The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Miller Convertible Fund. This and other important information about the Miller Convertible Fund is contained in the prospectus, which can be obtained by calling 781-416-4000. The prospectus should be read carefully before investing. The Miller Convertible Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

0662-NLD-6/25/2008

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2008
					Market
Security	Shares				Value
COMMON STOCK - 7.45%
Miscellanoues Manufacturing - 5.21%
General Electric Company	20,000				$ 654,000

Pharmaceuticals - 2.24%
Pfizer Inc.	14,000				281,540

TOTAL COMMON STOCK (Cost $1,015,048)					935,540

PREFERRED STOCK - 4.37%		Rate
Banks - 4.37%
Bank of America Corp.	500	7.25%			549,000

TOTAL PREFERRED STOCK (Cost $542,085)					549,000

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 81.63%
Advertising - 4.58%
Omnicom Group, Inc.	$ 575,000	0.000%		02/07/31	575,000

Aerospace & Defense - 2.49%
AAR Corp.	310,000	1.750%		02/01/26	311,938

Distribution/Wholesale - 4.37%
Tech Data Corp	578,000	2.750%		12/15/26	548,377

Diversified Financial Services - 4.39%
Merrill Lynch & Company	425,000	0.000%		03/15/10	550,906

Electronics - 2.48%
Avent, Inc.	300,000	2.000%		03/15/34	311,625

Healthcare Products - 4.13%
Medtronics, Inc.	500,000	1.500%		04/15/11	518,125

Insurance - 7.77%
Prudential Financial, Inc.	1,000,000	0.501%	+	12/12/36	975,300

Internet - 2.64%
Amazon.com, Inc.	300,000	4.750%		02/01/09	331,221

Media - 4.09%
Liberty Media Corp.	500,000	3.125%		03/30/23	513,155

Oil & Gas - 4.64%
Nabors Industries, Inc.	550,000	0.940%		05/15/11	582,312

Pharmaceutical - 6.63%
Teva Pharmaceuticals Finance LLC	500,000	0.250%		02/01/26	524,375
Wyeth	300,000	3.581%	+	01/15/24	307,500
					831,875

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2008
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
REITS-Apartments - 2.68%
BRE Properties, Inc.	350,000	4.125%		08/15/26	$ 336,102

REITS-Diversified - 1.15%
Vornado Realty Trust	150,000	3.625%		11/15/26	143,700

REITS-Hotels - 4.75%
Hospitality Properties Trust	665,000	3.800%		03/15/27	596,425

REITS-Office Property - 2.74%
Boston Properties, Inc.	350,000	2.875%		02/15/37	343,438

REITS-Shopping Centers - 7.16%
Developers Diversified Realty Corp.	650,000	3.500%		08/15/11	604,494
Weingarten Realty Investors	300,000	3.950%		08/01/26	293,625
					898,119
REITS-Single Tenant - 4.17%
National Retail Properties, Inc.	500,000	3.950%		09/15/26	523,750

REITS-Warehouse/Industry - 4.49%
Prologis	575,000	1.875%		11/15/37	563,500

Retail-Building Products - 3.93%
Lowe's Companies, Inc.	500,000	0.000%		10/19/21	493,750

Transport-Truck - 2.35%
YRC Worldwide, Inc.	335,000	5.000%		08/08/23	296,056

TOTAL CONVERTIBLE BONDS (Cost $10,029,953)					10,244,674

U.S TREASURY BOND - 3.93%
U.S Treasury STRIP	500,000	1.910%		02/15/09	492,750
TOTAL U.S. TREASURY BOND (Cost $492,992)					492,750
		Exercise		Exercise
OPTION CONTRACTS - 0.66%	Contracts	Price		Date
General Electric, Put	200	31		Sept. 2008	20,000
Micosoft Corp., Call	180	30		Jan. 2009	37,980
Pfizer, Inc., Put	140	20		Jan. 2009	24,500
TOTAL OPTION CONTRACTS (Cost $132,981)					82,480
		Interest
SHORT TERM INVESTMENTS - 3.00%	Shares	Rate
Milestone Treasury Obligation Portfolio- Institutional Class	376,332	1.930%			376,332

TOTAL SHORT TERM INVESTMENTS (Cost $376,332)					376,332

Total Investments (Cost $12,589,393) - 101.04%					12,680,776
Liabilities in Excess of Other Assets - (1.04)%					(130,908)
NET ASSETS - 100.00%					$ 12,549,868
_______
*Non-income producing security
+Variable rate security. Interest rate shown is as of April 30, 2008.
REIT- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2008

Assets:
Investments in Securities at Market Value (identified cost $12,589,393)	$ 12,680,776
Dividends and Interest Receivable	51,815
Receivable for Securities Sold	143,939
Due from Investment Adviser	2,832
Prepaid Expenses and Other Assets	6,959
Total Assets	12,886,321

Liabilities:
Payable for Securities Purchased	308,581
Accrued Distribution Fees	7,361
Accrued Administration Fees	3,089
Accrued Fund Accounting Fees	2,200
Accrued Transfer Agency Fees	2,499
Accrued Custody Fees	4,298
Accrued Expenses and Other Liabilities	8,425
Total Liabilities	336,453

Net Assets	$ 12,549,868

Composition of Net Assets:
At April 30, 2008, Net Assets consisted of:
Paid-in-Capital	$ 12,535,766
Accumulated Net Investment Income	43,196
Accumulated Net Realized Loss From Security Transactions	(120,477)
Net Unrealized Appreciation on Investments	91,383
Net Assets	$ 12,549,868

Net Asset Value Per Share
Class A Shares
Net Assets	$ 11,998,048
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,194,373
Net Asset Value and Redemption Price per Share	$ 10.05
Offering Price Per Share ($10.05/.9425)	$ 10.66

Class I Shares
Net Assets	$ 551,820
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	54,797
Net Asset Value; Offering and Redemption Price per Share	$ 10.07

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 27, 2007* through April 30, 2008

Investment Income:
Dividend Income	$ 13,813
Interest Income	97,751
Total Investment Income	111,564

Expenses:
Investment Advisory Fees	40,445
Professional Fees	16,290
Administration Fees	13,089
Fund Accounting Fees	11,575
Transfer Agent Fees	10,745
Distribution Fees	9,742
Printing Expense	6,148
Custody Fees	4,298
Registration & Filing Fees	4,180
Chief Compliance Officer Fees	3,398
Trustees' Fees	3,096
Insurance Expense	937
Miscellaneous Expenses	1,189
Total Expenses	125,132
Less: Fees Waived/Expenses Reimbursed by Adviser	(56,764)
Net Expenses	68,368
Net Investment Income	43,196

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(120,477)
Net Change in Unrealized Appreciation on Investments	91,383
Net Realized and Unrealized Loss on Investments	(29,094)

Net Increase in Net Assets Resulting From Operations	$ 14,102

_______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
April 30, 2008

December 27, 2007*
Through
April 30, 2008
Operations:
Net Investment Income	$ 43,196
Net Realized Loss on Investments	(120,477)
Net Change in Unrealized Appreciation on Investments	91,383
Net Increase in Net Assets
Resulting From Operations	14,102

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (1,855,452 shares)	18,605,070
Cost of Shares Redeemed (666,080 shares)	(6,669,598)
Total Class A Shares	11,935,472
Class I
Proceeds from Shares Issued (49,796 shares)	500,294
Total Class I Shares	500,294

Total Beneficial Interest Transactions	12,435,766

Increase in Net Assets	12,449,868

Net Assets:
Beginning of Period	100,000
End of Period (Includes undistributed net investment
income of $43,196)	$ 12,549,868
______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS (Unaudited)
For the Period December 21, 2007* through April 30, 2008
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	Class A		Class I

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00
Increase From Operations:
Net investment income	0.04		0.06
Net gain from securities
(both realized and unrealized)	0.01		0.01
Total from operations	0.05		0.07
Distributions to shareholders from:
Net investment income	-		-
Net realized gains	-		-
Total distributions	-		-

Net Asset Value, End of Period	$ 10.05		$ 10.07

Total Return (b)	0.50%		0.70%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 11,998		$ 552
Ratio of expenses to average net assets,
before reimbursement	3.10%	(c)	2.35%
net of reimbursement	1.75%	(c)	1.00%
Ratio of net investment income to average net assets	1.04%	(c)	1.79%
Portfolio turnover rate	56%		56%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2008

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund commenced operations on December 27, 2007. The Fund issues two classes of shares designated as Class A and Class I.  Each class represents an interest in the same assets of the Fund except that Class A is subject to sales load of 5.75% and an ongoing distribution charge of 0.25%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2008

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any,  have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  As of and during the period ended April 30, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2008

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended April 30, 2008, the Adviser earned advisory fees of $40,445.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until March 1, 2009, so that the total annual operating expenses of the Fund do not exceed 1.75% and 1.00% of the average daily net assets of Class A and Class I, respectively.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the period ended April 30, 2008, the Adviser waived fees of $56,764, all of which is subject to recapture through 2011.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the period ended April 30, 2008, GFS did not receive any fees for providing such service.

A certain officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund(s) as follows:

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2008

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended April 30, 2008, the Fund incurred expenses of $3,398 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended April 30, 2008, GemCom received $4,902 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, Class A may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended April 30, 2008, the Fund incurred distribution fees of $9,742.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2008, amounted to $18,274,594 and $7,100,755, respectively.  The cost basis of securities for federal income tax purposes was $12,589,393.  Gross unrealized appreciation and depreciation on investments as of April 30, 2008 aggregated $278,080 and $186,697, respectively.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/27/07)	Ending Account Value (4/30/08)	Expenses Paid During the Period (12/27/07 to 4/30/08)
Actual
Class A	$1,000.00	$1,005.00	$6.01
Class I	$1000.00	$1,007.00	$3.44
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.10	$6.01
Class I	$1,000.00	$1,013.66	$3.44

*Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over  the period, multiplied by 125 days and divided by 365 (to reflect the number of days in the period ended April 30, 2008).

Miller Convertible Fund

ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreement

In connection with the organizational Board meeting held on November 27, 2007 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Wellesley Investment Advisors , Inc. (“the “Adviser”), on behalf of the Miller Convertible Fund (the “Fund”).   The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  These materials included information on the investment performance of the Advisor with respect to the existing accounts of the Adviser; plans for monitoring compliance with the Fund’s investment limitations; the organization, history and financial condition of the Adviser and the experience of the Adviser’s personnel.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.   Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience with synthetic convertible securities.  The Adviser’s representative discussed liquidity and pricing of convertible securities and plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s convertible securities investment program, as represented by a composite of the performance of the Adviser’s separately managed accounts.  The Trustees concluded that the Adviser had the experience to deliver good investment performance for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  The Board discussed the contractual arrangement by which the Adviser agreed to reduce fees and absorb expenses of the Fund until at least March 1, 2009 to ensure that Net Annual Fund Operating Expenses will not exceed 1.75% and 1.00% for Class A shares and Class I shares, respectively. It was the consensus of the Board that, based on the highly specialized nature of the Fund, and the Adviser’s unique experience and expertise in the area, and the fees charged by the Adviser to its other clients, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees to be paid to the Adviser.  It was the consensus of the Trustees that the Adviser’s relationship with the Fund would not be overly profitable for at least the initial two-year term of the Agreement.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

Portfolio Composition as of April 30, 2008 (Unaudited)

% of Net Assets
Convertible Bonds	81.63%
Common Stock	7.45%
Convertible Preferred Stock	4.37%
U.S. Treasury Bonds	3.93%
Short-Term Investments	3.00%
Option Contracts	0.66%
Liabilities in Excess of Other Assets	(1.04)%
Net Assets	100.00%

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street New York, NY 10286

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

       Greg Miller, President and Treasurer

Date

6/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

      Greg Miller, President and Treasurer

Date

6/9/08